Other income and expenses (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Finance expenses	$ (43,453,085)	$ (34,702,805)	$ (65,558,937)
Others
Statement [Line Items]
Finance expenses	(249)	(1,146)	(2,400,149)
Net Foreign Exchange Differences
Statement [Line Items]
Finance expenses	(36,340,863)	(24,082,386)	(50,921,022)
Bank Commissions for Loans and Others
Statement [Line Items]
Finance expenses	(802,383)	(1,442,334)	(1,526,216)
Sales Under Contracts
Statement [Line Items]
Finance expenses	$ (6,309,590)	$ (9,176,939)	$ (10,711,550)